COMMITMENTS AND CONTINGENT LIABILITIES (Operating lease commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2018	$ 15,150
2019	14,145
2020	10,806
2021	9,659
2022	8,275
2023 and thereafter	45,435
Total	103,470
Lease expenses, net	$ 16,200	$ 13,479	$ 12,109